Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of (Loss) profit before income taxes
	For the years ended December 31,
	2017	2018	2019
	$	$	$

Non-PRC	(7,138)	(43,630)	(31,895)
PRC	(3,310)	(25,097)	(637)

	(10,448)	(68,727)	(32,532)

Schedule of income tax expense
	For the years ended December 31,
	2017	2018	2019
	$	$	$

Current	(1,382)	(52)	-
Deferred	(960)	(279)	949

	(2,342)	(331)	949

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2017	2018	2019
	$	$	$

Profit (loss) before income taxes	(10,448)	(68,727)	(32,532)

Income tax (expense) income computed at the statutory income tax rate at 25%	2,612	17,182	7,356
Non-deductible expenses	(2,654)	(7,393)	955
Non-taxation income	68	-	753
Preferential rate	(237)	(790)	(286)
Current and deferred tax rate differences	55	238	(971)
Foreign rate differences	(427)	(5,670)	137
Change of valuation allowance	(1,294)	(4,202)	(7,834)
Statutory income	(215)	(1,471)	-
R&D super deduction	-	305	839
Interest expense	(250)	-

Income tax (expense) benefit	(2,342)	(331)	949

Schedule of significant components of deferred taxes

	As of December 31,
	2018	2019
	$	$
Deferred tax assets
Inventories provision	100	58
Accrued salary and welfare payable	201	217
Property and equipment	3	-
Tax losses	317	419
Valuation allowance	18	275
Total deferred tax assets	639	969

Deferred tax liabilities
Intangible assets	1,688	1,815
Deferred cost of revenue	765	17

Total deferred tax liabilities	2,453	1,832

Schedule of roll-forward of unrecognized tax benefits
	For the years ended December 31,
	2017	2018	2019
	$	$	$

Balance at beginning of year	1,873	2,016	2,020
Reversal based on tax positions related to prior years	-	-	-
Additions based on tax positions related to the current year	28	-	-
Foreign currency translation difference	115	4	(33)

Balance at end of year	2,016	2,020	1,987